Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Reconciliation of assets from segment to consolidated
Financial highlights by segment are as follows:

	Total Assets
	December 31, 2013	December 31, 2012
Originations	$743,365	$243,955
Servicing	176,023	43,314
Financing	17,749	3,590
Other[1]	52,752	18,747
Total	$989,889	$309,606

[1] Includes intersegment eliminations and assets not allocated to the three reportable segments.

Major components of revenues by product/service

	Year Ended December 31, 2013
	Originations	Servicing	Financing	Other/Eliminations[1]	Consolidated
Revenues
Gains on mortgage loans held for sale	$83,312	$—	$—	$15	$83,327
Changes in mortgage servicing rights valuation	—	14,422	—	—	14,422
Loan origination and other loan fees	21,196	—	31	—	21,227
Loan servicing fees	—	22,204	—	—	22,204
Interest income	16,612	—	125	30	16,767
Total revenues	121,120	36,626	156	45	157,947

Expenses
Salaries, commissions and benefits	50,242	2,562	—	19,671	72,475
General and administrative	8,749	942	19	13,375	23,085
Interest expense	12,449	260	—	1,717	14,426
Occupancy, equipment and communication	3,999	723	—	5,121	9,843
Provision for mortgage repurchases and indemnifications	(417)	—	—	—	(417)
Depreciation and amortization	360	—	—	1,849	2,209
Loss on disposal of property and equipment	12	—	—	93	105
Corporate allocations	14,401	1,689	—	(16,090)	—
Total expenses	89,795	6,176	19	25,736	121,726
Income (loss) before taxes	$31,325	$30,450	$137	$(25,691)	$36,221

[1]Includes intersegment eliminations and certain corporate income and expenses not allocated to the three reportable segments, such as those related to our accounting, executive administration, finance, internal audit, investor relations, legal and treasury departments.

	Year Ended December 31, 2012
	Originations	Servicing	Financing	Other/Eliminations[1]	Consolidated
Revenues
Gains on mortgage loans held for sale	$71,420	$—	$—	$—	$71,420
Loan origination and other loan fees	9,871	—	—	—	9,871
Loan servicing fees	—	5,908	—	—	5,908
Interest income	5,199	—	—	58	5,257
Other revenues	1,172	—	—	—	1,172
Total revenues	87,662	5,908	—	58	93,628

Expenses
Salaries, commissions and benefits	22,851	985	—	8,901	32,737
General and administrative	3,065	334	—	4,307	7,706
Interest expense	5,667	361	—	211	6,239
Occupancy, equipment and communication	1,635	240	—	1,124	2,999
Impairment of mortgage servicing rights	—	11,698	—	—	11,698
Amortization of mortgage servicing rights	—	3,679		—	3,679
Depreciation and amortization	—	—	—	750	750
Loss on disposal of property and equipment	—	—	—	11	11
Corporate allocations	2,559	284	—	(2,843)	—
Total expenses	35,777	17,581	—	12,461	65,819
Income (loss) before taxes	$51,885	$(11,673)	$—	$(12,403)	$27,809

[1]Includes intersegment eliminations and certain corporate income and expenses not allocated to the three reportable segments, such as those related to our accounting, executive administration, finance, internal audit, investor relations, legal and treasury departments.

	Year Ended December 31, 2011
	Originations	Servicing	Financing	Other/Eliminations[1]	Consolidated
Revenues
Gains on mortgage loans held for sale	$16,735	$—	$—	$—	$16,735
Loan origination and other loan fees	4,288	—	—	—	4,288
Loan servicing fees	—	2,628	—	—	2,628
Interest income	2,306	—	—	65	2,371
Total revenues	23,329	2,628	—	65	26,022

Expenses
Salaries, commissions and benefits	10,741	563	—	1,781	13,085
General and administrative	1,610	197	—	1,356	3,163
Interest expense	2,414	45	—	269	2,728
Occupancy, equipment and communication	880	173	—	554	1,607
Impairment of mortgage servicing rights	—	2	—	—	2
Amortization of mortgage servicing rights	—	960	—	—	960
Depreciation and amortization	—	—	—	357	357
Loss on disposal of property and equipment	—	—	—	86	86
Corporate allocations	589	53	—	(642)	—
Total expenses	16,234	1,993	—	3,761	21,988
Income (loss) before taxes	$7,095	$635	$—	$(3,696)	$4,034

[1]Includes intersegment eliminations and certain corporate income and expenses not allocated to the three reportable segments, such as those related to our accounting, executive administration, finance, internal audit, investor relations, legal and treasury departments.